     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
       FEBRUARY 14, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
    AND FOR WHICH THAT REQUEST FOR CONFIDENTIAL TREATMENT HAS BEEN WITHDRAWN.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004
                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                        [ ] is a restatement
                        [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Stark Onshore Management, LLC
Address:  3600 South Lake Drive
          St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Colin M. Lancaster
Title:    General Counsel
Phone:    (414) 294-7000

Signature, Place and Date of Signing:

   /s/ Colin M. Lancaster        St. Francis, Wisconsin         May 13, 2005
----------------------------  ---------------------------   --------------------
         (Signature)                  (City, State)               (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    2

Form 13F Information Table Value Total:    $26,960 (thousands)

List of Other Included Managers:           None

                           FORM 13F INFORMATION TABLE

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      Column 1             Column 2  Column 3   Column 4          Column 5          Column 6     Column 7            Column 8
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                                                                                                                 Voting Authority
                           Title of              Value      Shrs or          Put/  Investment     Other       ----------------------
                            Class     CUSIP     (X$1000)    Prn Amt  SH/PRN  Call  Discretion    Managers     Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK AND CO       Common   812387108   $19,943     390,800    SH             Sole                      X
SEARS ROEBUCK AND CO       Option   812387908    $7,017     137,500          Call     Sole                      X